Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 2,701	$ 2,822	$ 5,607	$ 5,087
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Amortization of premiums and accretion of discounts on securities, net	349	347	699	903
Depreciation and amortization expense	349	348	698	707
Deferred income taxes	263	(65)	285	200
Stock compensation expense	38	0
Increase in cash value of life insurance	(67)	(77)	(150)	(160)
Gain on life insurance	(110)	0	(129)	0
Gain on sale of securities	0	(54)	(54)	(29)
Provision for loan losses	50	115	190	725
Proceeds from sales of loans	16,586	12,656	29,814	39,572
Loans originated for sale	(16,165)	(14,550)	(29,098)	(36,732)
Gain on sale of loans	(486)	(319)	(713)	(842)
Decrease in accrued interest receivable	42	165	136	41
Decrease in accrued interest payable	(33)	(37)	(65)	(98)
Net change in other assets/liabilities	(735)	(592)	(272)	449
Net Cash Provided By Operating Activities	2,782	759	6,948	9,823
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in interest-bearing time deposits	(1,490)	(1,475)	(4,820)	(3,025)
Proceeds from maturities and sales of interest-bearing time deposits	245	0	975	0
Purchase of securities available for sale	(15,366)	(15,469)	(27,644)	(25,884)
Proceeds from maturities of securities available for sale	10,264	10,923	21,442	22,190
Proceeds from sales of securities available for sale	0	2,612	5,669	517
Principal collected on mortgage-backed obligations	6,016	4,892	10,824	12,691
Net (increase) decrease in loans receivable	1,125	(9,564)	(12,402)	(9,346)
Proceeds from redemption of Federal Home Loan Bank stock	691	0	579	0
Proceeds from sale of foreclosed real estate	74	375	503	351
Purchase of premises and equipment	(379)	(473)	(559)	(297)
Net Cash Provided By Investing Activities	1,180	(8,179)	(5,604)	(3,343)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in deposits	3,611	12,923	38,806	(10,513)
Net decrease in advances from Federal Home Loan Bank	0	(500)	(15,500)	(5,100)
Net increase in retail repurchase agreements	0	1,307	(9,310)	(4,782)
Purchase of treasury stock	0	(844)	(908)	(19)
Dividends paid	(1,169)	(1,174)	(2,325)	(2,241)
Net Cash Provided By (Used In) Financing Activities	2,442	11,712	20,763	(17,155)
Net Increase in Cash and Cash Equivalents	6,404	4,292	22,107	(10,675)
Cash and cash equivalents at beginning of period	33,243	11,136	11,136	21,811
Cash and Cash Equivalents at End of Period	$ 39,647	$ 15,428	$ 33,243	$ 11,136